Equity Method Investments, Net - Schedule of Equity Method Investments, Net (Details) - Ningbo Meishan Investment Limited Partnership [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 162,761	¥ 145,696	¥ 206,086
Additions	906	21,290
Changes of equity ownership	105
Share of results	(722)	(196)	442
Return of capital	(218)		(45,553)
Impairment losses	(44,435)	(4,029)	(15,279)
Balance	¥ 118,397	¥ 162,761	¥ 145,696